Accounts receivable (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for expected credit losses	$ 4,693,283	$ 520,000	$ 0
Allowance for credit loss, recognized during period	4,150,000	512,592
Carrying amount	18,624,631	17,639,616
Other trade receivables	$ 8,958,728	9,887,011
Expected credit loss rate	2.00%
One specific customer
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for credit loss, recognized during period	$ 3,765,000,000,000
Carrying amount	$ 9,045,231,000,000	12,810,231,000,000
1 - 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Expected credit loss rate	1.00%
31 - 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Expected credit loss rate	2.00%
61 - 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Expected credit loss rate	3.00%
Greater than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for expected credit losses	$ 4,693,283	$ 520,000
Allowance for expected credit loss included through business combination	$ 543,283
Expected credit loss rate	10.00%